FPA U.S. CORE EQUITY FUND, INC.

Portfolio of investments

March 31, 2023

(Unaudited)

	Shares	Fair Value
COMMON STOCKS
INTERNET MEDIA — 13.5%
Alphabet, Inc. Class C(a)	50,900	$5,293,600
Meta Platforms, Inc. Class A(a)	9,000	1,907,460
		$7,201,060
INFRASTRUCTURE SOFTWARE — 11.9%
Microsoft Corp.	22,100	$6,371,430

		$6,371,430
COMMUNICATIONS EQUIPMENT — 9.8%
Apple, Inc.(b)	31,850	$5,252,065

		$5,252,065
E-COMMERCE DISCRETIONARY — 6.3%
Amazon.com, Inc.(a)	32,400	$3,346,596

		$3,346,596
CONSUMER FINANCE — 4.1%
Mastercard, Inc. Class A(b)	2,760	$1,003,012
PayPal Holdings, Inc.(a)	1,925	146,184
Visa, Inc. A Shares(b)	4,640	1,046,134
		$2,195,330
APPAREL, FOOTWEAR & ACCESSORY DESIGN — 3.9%
Deckers Outdoor Corp.(a)	815	$366,383
Kering SA (France)	1,425	927,247
LVMH Moet Hennessy Louis Vuitton SE (France)	896	820,514
		$2,114,144
MIDSTREAM - OIL & GAS — 3.5%
Energy Transfer LP	75,000	$935,250
Enterprise Products Partners LP	35,700	924,630
		$1,859,880
HOME PRODUCTS STORES — 3.4%
Home Depot, Inc.	3,200	$944,384
Lowe's Cos., Inc.	4,300	859,871
		$1,804,255
MANAGED CARE — 3.0%
Elevance Health, Inc.	1,915	$880,536
UnitedHealth Group, Inc.	1,510	713,611
		$1,594,147
RETAILING — 3.0%
AutoZone, Inc.(a)	280	$688,282
Sprouts Farmers Market, Inc.(a)	12,850	450,136
Ulta Beauty, Inc.(a)	830	452,906
		$1,591,324

FPA U.S. CORE EQUITY FUND, INC.

Portfolio of investments (Continued)

March 31, 2023

(Unaudited)

	Shares	Fair Value
COMMON STOCKS - Continued
ENTERTAINMENT CONTENT — 2.6%
Endeavor Group Holdings, Inc. Class A(a)	37,000	$885,410
Netflix, Inc.(a)	750	259,110
Walt Disney Co.(a)	2,750	275,357
		$1,419,877
INVESTMENT MANAGEMENT — 2.5%
Apollo Global Management, Inc.	6,000	$378,960
BlackRock, Inc.	1,400	936,768
		$1,315,728
CABLE & SATELLITE — 2.3%
Charter Communications, Inc. Class A(a)	1,165	$416,616
Comcast Corp. Class A	21,000	796,110
		$1,212,726
PRIVATE EQUITY — 2.2%
Blackstone, Inc.	6,800	$597,312
KKR & Co., Inc.	11,600	609,232
		$1,206,544
INSURANCE BROKERS — 2.2%
Aon PLC Class A (Britain)	2,045	$644,768
Willis Towers Watson PLC (Britain)	2,400	557,712
		$1,202,480
DIVERSIFIED BANKS — 2.2%
Bank of America Corp.	21,000	$600,600
JPMorgan Chase & Co.	4,450	579,879
		$1,180,479
INDUSTRIALS — 1.9%
Airbus SE ADR (France)	13,850	$463,698
CSX Corp.	9,000	269,460
U-Haul Holding Co.	500	29,825
U-Haul Holding Co.	4,500	233,325
		$996,308
LIFE SCIENCE EQUIPMENT — 1.7%
Danaher Corp.	2,100	$529,284
Thermo Fisher Scientific, Inc.	650	374,641
		$903,925
INFORMATION TECHNOLOGY SERVICES — 1.4%
Accenture PLC Class A (Ireland)	1,000	$285,810
QUALCOMM, Inc.	1,710	218,162
S&P Global, Inc.	744	256,509
		$760,481
SPECIALTY PHARMACEUTICALS — 1.3%
Cigna Group	2,650	$677,155

		$677,155

FPA U.S. CORE EQUITY FUND, INC.

Portfolio of investments (Continued)

March 31, 2023

(Unaudited)

	Shares	Fair Value
COMMON STOCKS - Continued
HEALTH CARE SERVICES — 1.3%
IQVIA Holdings, Inc.(a)	3,385	$673,243

		$673,243
APPLICATION SOFTWARE — 1.1%
Activision Blizzard, Inc.	6,693	$572,854

		$572,854
COURIER SERVICES — 0.8%
United Parcel Service, Inc. Class B	2,300	$446,177

		$446,177
SEMICONDUCTOR DEVICES — 0.8%
Broadcom, Inc.	645	$413,793

		$413,793
HEALTH CARE FACILITIES — 0.7%
HCA Healthcare, Inc.	1,400	$369,152

		$369,152
MEDICAL DEVICES — 0.5%
Abbott Laboratories	2,800	$283,528

		$283,528
AUTOMOBILES — 0.5%
General Motors Co.	6,700	$245,756

		$245,756
MANAGED HEALTH CARE — 0.4%
Humana, Inc.	475	$230,594

		$230,594
HOUSEHOLD PRODUCTS — 0.2%
Constellation Brands, Inc. Class A	451	$101,876

		$101,876
CONSUMER, CYCLICAL — 0.0%
Six Flags Entertainment Corp.(a)	1	$27
ThredUp, Inc. Class A(a)	1	2
		$29

FPA U.S. CORE EQUITY FUND, INC.

Portfolio of investments (Continued)

March 31, 2023

(Unaudited)

	Shares or Principal Amount	Fair Value
COMMON STOCKS - Continued
HOTELS, RESTAURANTS & LEISURE — 0.0%
Peloton Interactive, Inc. Class A(a)	1	$11

		$11

TOTAL COMMON STOCKS — 89.0% (Cost $26,834,950)		$47,542,947
BONDS & DEBENTURES
U.S. TREASURIES — 10.5%
U.S. Treasury Bills — 4.924% 8/10/2023(d)	$500,000	$491,639
U.S. Treasury Bills — 5.099% 2/22/2024(d)	300,000	287,953
U.S. Treasury Notes — 2.875% 11/30/2023	4,912,000	4,853,975

TOTAL U.S. TREASURIES (Cost $5,635,438)		$5,633,567

TOTAL BONDS & DEBENTURES — 10.5% (Cost $5,635,438)		$5,633,567

TOTAL INVESTMENT SECURITIES — 99.5% (Cost $32,470,388)		$53,176,514

SHORT-TERM INVESTMENTS — 0.6%
State Street Bank Repurchase Agreement — 1.440% 4/3/2023
(Dated 03/31/2023, repurchase price of $323,039, collateralized by $331,000 principal amount U.S. Treasury Notes — 3.875% 2025, fair value $329,539)(c)	$323,000	$323,000
TOTAL SHORT-TERM INVESTMENTS (Cost $323,000)		$323,000

TOTAL INVESTMENTS — 100.1% (Cost $32,793,388)		$53,499,514
Other Assets and Liabilities, net — (0.1)%		(46,954)
NET ASSETS — 100.0%		$53,452,560

(a)	Non-income producing security.
(b)	As of March 31, 2023, investments with a value of $7,262,143 were fully or partially segregated with the broker(s)/custodian as collateral for short option contracts.
(c)	Security pledged as collateral.
(d)	Zero coupon bond. Coupon amount represents effective yield to maturity.

Written Options

Description	Contracts	Type	Exercise Price	Expiration Date	Notional Amount	Premiums Received	Fair Value
Apple, Inc.	318	Call	$165.00	10/20/2023	$31,800	$(451,350)	$(475,728)

See accompanying Notes to Financial Statements.

FPA U.S. CORE EQUITY FUND, INC.

Portfolio of investments

March 31, 2023

(Unaudited)

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day. If there have been no sales that day, equity securities are generally valued at the last available bid price. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter ("OTC") market more accurately reflects the securities’ value in the judgment of the Fund's officers, are valued at the most recent bid price. Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Directors. Various inputs may be reviewed in order to make a good faith determination of a security’s value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility. Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund's investments as of March 31, 2023:

FPA U.S. CORE EQUITY FUND, INC.

Portfolio of investments (Continued)

March 31, 2023

(Unaudited)

Investments	Level 1	Level 2	Level 3	Total
Common Stocks
Internet Media	$7,201,060	—	—	$7,201,060
Infrastructure Software	6,371,430	—	—	6,371,430
Communications Equipment	5,252,065	—	—	5,252,065
E-Commerce Discretionary	3,346,596	—	—	3,346,596
Consumer Finance	2,195,330	—	—	2,195,330
Apparel, Footwear & Accessory Design	2,114,144	—	—	2,114,144
Midstream - Oil & Gas	1,859,880	—	—	1,859,880
Home Products Stores	1,804,255	—	—	1,804,255
Managed Care	1,594,147	—	—	1,594,147
Retailing	1,591,324	—	—	1,591,324
Entertainment Content	1,419,877	—	—	1,419,877
Investment Management	1,315,728	—	—	1,315,728
Cable & Satellite	1,212,726	—	—	1,212,726
Private Equity	1,206,544	—	—	1,206,544
Insurance Brokers	1,202,480	—	—	1,202,480
Diversified Banks	1,180,479	—	—	1,180,479
Industrials	996,308	—	—	996,308
Life Science Equipment	903,925	—	—	903,925
Information Technology Services	760,481	—	—	760,481
Specialty Pharmaceuticals	677,155	—	—	677,155
Health Care Services	673,243	—	—	673,243
Application Software	572,854	—	—	572,854
Courier Services	446,177	—	—	446,177
Semiconductor Devices	413,793	—	—	413,793
Health Care Facilities	369,152	—	—	369,152
Medical Devices	283,528	—	—	283,528
Automobiles	245,756	—	—	245,756
Managed Health Care	230,594	—	—	230,594
Household Products	101,876	—	—	101,876
Consumer, Cyclical	29	—	—	29
Hotels, Restaurants & Leisure	11	—	—	11
U.S. Treasuries	—	$5,633,567	—	5,633,567
Short-Term Investment	—	323,000	—	323,000
	$47,542,947	$5,956,567	—	$53,499,514
Equity Options (equity risk)	$(475,728)	—	—	$(475,728)

Transfers of investments between different levels of the fair value hierarchy are recorded at fair value as of the end of the reporting period. There were no significant transfers into or out of Level 3 during the period ended March 31, 2023.